Shareholder Report, Average Annual Return (Details) 197927_US Treasury 3 Year Note ETF_TF_TSR Annual {TF}	12 Months Ended	41 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
F/m US Treasury 3 Year Note ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	F/m US Treasury 3 Year Note ETF
Average Annual Return, Percent	1.35%	3.14%
ICE US Treasury Core Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE US Treasury Core Bond Index
Average Annual Return, Percent	1.21%	2.23%
ICE BofA Current 3-Year US Treasury Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA Current 3-Year US Treasury Total Return Index
Average Annual Return, Percent	1.37%	3.17%
Bloomberg U.S. Treasury Bellwether: 3 Year Total Return USD Unhedged Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Bellwether: 3 Year Total Return USD Unhedged Index
Average Annual Return, Percent	1.54%	3.34%